MANAGED PORTFOLIO SERIES

Reinhart Mid Cap PMV Fund
(the “Fund”)

Investor Class (Ticker: RPMMX)
Advisor Class (Ticker: RPMVX)
Institutional Class (Ticker: RPMNX)

Supplement dated January 11, 2021, to the Summary Prospectus dated September 28, 2020
_____________________________________________________________________________________________

Effective January 1, 2021, Mr. Matthew Martinek is no longer serving as a co-portfolio manager of the Fund. All references to Mr. Martinek are hereby deleted from the Summary Prospectus.

Effective January 1, 2021, Mr. Joshua D. Wheeler, Senior Analyst at Reinhart Partners, Inc., investment adviser to the Fund, has been added as a co-portfolio manager of the Fund.

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This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Reinhart Mid Cap PMV Fund
(the “Fund”)

Investor Class (Ticker: RPMMX)
Advisor Class (Ticker: RPMVX)
Institutional Class (Ticker: RPMNX)

Supplement dated January 11, 2021, to the Prospectus dated September 28, 2020
______________________________________________________________________________________________________

Effective January 1, 2021, Mr. Matthew Martinek is no longer serving as a co-portfolio manager of the Fund. All references to Mr. Martinek serving as co-portfolio manager of the Reinhart Mid Cap PMV Fund are hereby deleted from the Prospectus. Mr. Martinek continues to serve as the lead portfolio manager of the Reinhart Genesis PMV Fund.

Effective January 1, 2021, Mr. Joshua D. Wheeler, Senior Analyst at Reinhart Partners, Inc., investment adviser to the Fund, has been added as a co-portfolio manager of the Fund.

Additionally, the Portfolio Manager disclosure starting on page 17 of the Prospectus is supplemented with the following:

Joshua D. Wheeler, CFA
Josh Wheeler joined Reinhart Partners in 2015 as a Senior Analyst and was promoted to Portfolio Manager of the Mid Cap Private Market Value strategy in January 2021. Prior to joining Reinhart Partners, Mr. Wheeler was a Senior Equity Research Analyst at Greenleaf Trust and a sell-side Senior Research Associate at Morgan Stanley in New York City. He began his career as a Commercial Credit Analyst for Vectra Bank in Denver, Colorado. Mr. Wheeler has a BA in Economics from Hope College and an MBA from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

______________________________________________________________________________________________________
This supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Reinhart Mid Cap PMV Fund
(the “Fund”)

Investor Class (Ticker: RPMMX)
Advisor Class (Ticker: RPMVX)
Institutional Class (Ticker: RPMNX)

Supplement dated January 11, 2021, to the Statement of Additional Information dated September 28, 2020
______________________________________________________________________________________________________

Effective January 1, 2021, Mr. Matthew Martinek is no longer serving as a co-portfolio manager of the Fund. All references to Mr. Martinek serving as co-portfolio manager of the Reinhart Mid Cap PMV Fund are hereby deleted from the Statement of Additional Information. Mr. Martinek continues to serve as the lead portfolio manager of the Reinhart Genesis PMV Fund.

Effective January 1, 2021, Mr. Joshua D. Wheeler, Senior Analyst at Reinhart Partners, Inc., investment adviser to the Fund, has been added as a co-portfolio manager of the Fund.

The Portfolio Manager disclosure starting on page 45 of the Statement of Additional Information is hereby supplemented with the following:

The following table provides information regarding other accounts managed by the Portfolio Manager, excluding the Fund, including information regarding the number of managed accounts that pay a performance fee, as of December 31, 2020.

Joshua D. Wheeler

Account Category	# of Accounts	Total Assets of Accounts	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of December 31, 2020, Mr. Wheeler owned between $100,001 and $500,000 in shares of the Fund.

______________________________________________________________________________________________________
This supplement should be retained with your Statement of Additional Information for future reference.